Segment reporting - Consolidated Statement Of Financial Position (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Vessels	$ 2,271,500	$ 2,383,163
Assets under construction	63,668	86,136
Other tangible assets	1,663	777
Intangible assets	72	156
Receivables	160,352	183,914
Investments in equity accounted investees (Note 25)	30,595	18,413
Deferred tax assets	2,487	964
Total non-current assets	2,530,337	2,673,523
Total current assets	280,636	373,388
TOTAL ASSETS	2,810,973	3,046,911
Total equity	1,846,361	1,887,956
Bank and other loans	653,730	966,443
Convertible and other Notes	147,619	0
Other payables	539	533
Deferred tax liabilities	0	0
Employee benefits	3,984	2,846	$ 2,038
Amounts due to equity-accounted joint ventures	0	0
Provisions	0	38
Total non-current liabilities	805,872	969,860
Total current liabilities	158,740	189,095
TOTAL EQUITY and LIABILITIES	2,810,973	3,046,911
Operating segments | Tankers
Disclosure of operating segments [line items]
Vessels	2,271,500	2,383,163
Assets under construction	63,668	86,136
Other tangible assets	1,663	777
Intangible assets	72	156
Receivables	163,382	204,079
Investments in equity accounted investees (Note 25)	1,695	1,546
Deferred tax assets	2,487	964
Total non-current assets	2,504,467	2,676,821
Total current assets	281,132	375,037
TOTAL ASSETS	2,785,599	3,051,858
Total equity	1,820,887	1,892,836
Bank and other loans	653,730	966,443
Convertible and other Notes	147,619	0
Other payables	539	533
Deferred tax liabilities	0	0
Employee benefits	3,984	2,846
Amounts due to equity-accounted joint ventures	0	0
Provisions	0	38
Total non-current liabilities	805,872	969,860
Total current liabilities	158,840	189,162
TOTAL EQUITY and LIABILITIES	2,785,599	3,051,858
Operating segments | FSO
Disclosure of operating segments [line items]
Vessels	168,100	186,170
Assets under construction	0	0
Other tangible assets	0	0
Intangible assets	0	0
Receivables	10,739	9,414
Investments in equity accounted investees (Note 25)	0	0
Deferred tax assets	223	0
Total non-current assets	179,062	195,584
Total current assets	11,581	43,048
TOTAL ASSETS	190,643	238,632
Total equity	25,473	(4,879)
Bank and other loans	162,762	203,512
Convertible and other Notes	0	0
Other payables	0	1,118
Deferred tax liabilities	1,680	0
Employee benefits	0	0
Amounts due to equity-accounted joint ventures	0	0
Provisions	0	0
Total non-current liabilities	164,442	204,630
Total current liabilities	728	38,881
TOTAL EQUITY and LIABILITIES	190,643	238,632
Less: Equity-accounted investees
Disclosure of operating segments [line items]
Vessels	168,100	186,170
Assets under construction	0	0
Other tangible assets	0	0
Intangible assets	0	0
Receivables	13,769	29,579
Investments in equity accounted investees (Note 25)	(28,900)	(16,867)
Deferred tax assets	223	0
Total non-current assets	153,192	198,882
Total current assets	12,077	44,697
TOTAL ASSETS	165,269	243,579
Total equity	(1)	1
Bank and other loans	162,762	203,512
Convertible and other Notes	0	0
Other payables	0	1,118
Deferred tax liabilities	1,680	0
Employee benefits	0	0
Amounts due to equity-accounted joint ventures	0	0
Provisions	0	0
Total non-current liabilities	164,442	204,630
Total current liabilities	828	38,948
TOTAL EQUITY and LIABILITIES	$ 165,269	$ 243,579